THE ADVISORS’ INNER CIRCLE FUND III

Fiera Capital Diversified Alternatives Fund (the “Fund”)

Supplement dated June 7, 2019

to the Fund’s Summary Prospectus, Prospectus, and

Statement of Additional Information (“SAI”), each dated March 1, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Geoffrey B. Doyle no longer serves as portfolio manager of the Fund. Accordingly, effective immediately, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

All references to Geoffrey B. Doyle are deleted.

Please retain this supplement for future reference.

RLL-SK-011-0100